Commitments and Contingencies - Summary of Future Commitments (Details) - Samsung BioLogics Co., Ltd. ("Samsung") - USD ($) $ in Thousands	Feb. 28, 2023	May 31, 2022
Fiscal Year
2023 (3 months remaining)	$ 34,638	$ 34,638
2024	121,750	121,750
2025	76,400	76,400
Total	$ 232,788	$ 232,788